Summary of Significant Accounting Policies - Schedule of Exchange Rates (Details) (10-K)	6 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Mar. 31, 2020	Mar. 31, 2019
Euro to USD [Member]
Exchange Rate at Balance Sheet Dates	1.17300		1.10314	1.12200
Exchange Rate for Operating Periods	1.135711	1.11795	1.11122	1.13580
Colombian Peso to USD [Member]
Exchange Rate at Balance Sheet Dates				0.00031
Exchange Rate for Operating Periods				0.00033